Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.11%
Aerospace & Defense–1.96%
Boeing Co. (The)(b)	50,187	$10,049,445
Raytheon Technologies Corp.	180,182	16,250,614
		26,300,059
Air Freight & Logistics–1.46%
United Parcel Service, Inc., Class B	96,958	19,605,877
Airlines–0.48%
Spirit Airlines, Inc.(b)(c)	300,338	6,448,257
Apparel Retail–0.76%
Ross Stores, Inc.	104,275	10,192,881
Application Software–3.16%
Consensus Cloud Solutions, Inc.(b)(c)	16,641	943,545
Q2 Holdings, Inc.(b)	70,778	4,618,265
salesforce.com, inc.(b)	89,142	20,737,103
Workday, Inc., Class A(b)	63,749	16,129,134
		42,428,047
Automobile Manufacturers–2.08%
General Motors Co.(b)	298,357	15,732,365
Tesla, Inc.(b)	12,971	12,150,195
		27,882,560
Automotive Retail–1.01%
CarMax, Inc.(b)	121,577	13,515,715
Biotechnology–0.47%
Seagen, Inc.(b)	46,533	6,259,154
Construction Machinery & Heavy Trucks–0.96%
Caterpillar, Inc.	63,805	12,860,536
Construction Materials–0.88%
Vulcan Materials Co.	61,784	11,758,113
Consumer Finance–1.01%
Capital One Financial Corp.	92,611	13,588,812
Data Processing & Outsourced Services–2.29%
Mastercard, Inc., Class A	79,358	30,662,344
Diversified Banks–2.69%
JPMorgan Chase & Co.	243,187	36,137,588
Electric Utilities–1.64%
Avangrid, Inc.(c)	199,987	9,343,393
FirstEnergy Corp.	299,903	12,583,930
		21,927,323
Electrical Components & Equipment–0.77%
Hubbell, Inc.	55,273	10,352,080
Financial Exchanges & Data–1.52%
Intercontinental Exchange, Inc.	160,628	20,345,142
Food Distributors–1.08%
Sysco Corp.	185,530	14,499,170
Shares		Value
Gas Utilities–1.11%
ONE Gas, Inc.(c)	123,657	$9,631,644
Suburban Propane Partners L.P.	357,051	5,295,066
		14,926,710
Health Care Equipment–1.93%
Boston Scientific Corp.(b)	252,675	10,839,758
DexCom, Inc.(b)	15,988	6,882,514
Zimmer Biomet Holdings, Inc.	66,305	8,156,841
		25,879,113
Health Care Facilities–2.11%
HCA Healthcare, Inc.	55,302	13,275,245
Tenet Healthcare Corp.(b)	203,520	15,084,902
		28,360,147
Health Care Services–0.55%
LHC Group, Inc.(b)	59,714	7,410,507
Health Care Supplies–0.52%
Cooper Cos., Inc. (The)	17,399	6,930,022
Home Improvement Retail–0.83%
Home Depot, Inc. (The)	30,455	11,176,376
Homebuilding–0.90%
D.R. Horton, Inc.	135,064	12,050,410
Hotels, Resorts & Cruise Lines–0.51%
Airbnb, Inc., Class A(b)(c)	44,562	6,861,211
Household Products–1.01%
Procter & Gamble Co. (The)	83,975	13,473,789
Human Resource & Employment Services–1.10%
Korn Ferry	222,992	14,802,209
Industrial Machinery–0.87%
Stanley Black & Decker, Inc.	66,922	11,687,927
Industrial REITs–2.28%
Duke Realty Corp.	162,083	9,365,156
Prologis, Inc.	135,357	21,226,684
		30,591,840
Insurance Brokers–1.58%
Arthur J. Gallagher & Co.	133,785	21,130,003
Integrated Oil & Gas–2.70%
Chevron Corp.	275,734	36,212,146
Integrated Telecommunication Services–1.67%
Verizon Communications, Inc.	420,081	22,360,912
Interactive Home Entertainment–0.94%
Zynga, Inc., Class A(b)	1,396,331	12,664,722
Interactive Media & Services–7.26%
Alphabet, Inc., Class A(b)	29,397	79,550,340
Bumble, Inc., Class A(b)(c)	52,849	1,559,574
Snap, Inc., Class A(b)	337,192	10,972,228

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Interactive Media & Services–(continued)
Ziff Davis, Inc.(b)	49,925	$5,245,120
		97,327,262
Internet & Direct Marketing Retail–4.45%
Amazon.com, Inc.(b)	19,948	59,673,844
Internet Services & Infrastructure–0.14%
Snowflake, Inc., Class A(b)	6,754	1,863,429
Investment Banking & Brokerage–1.25%
Raymond James Financial, Inc.	157,905	16,717,402
Life Sciences Tools & Services–0.76%
Avantor, Inc.(b)	271,508	10,135,394
Managed Health Care–2.87%
Molina Healthcare, Inc.(b)	25,252	7,335,201
UnitedHealth Group, Inc.	66,042	31,209,468
		38,544,669
Office REITs–0.51%
Alexandria Real Estate Equities, Inc.	35,153	6,849,211
Oil & Gas Exploration & Production–0.77%
Coterra Energy, Inc.(c)	474,279	10,386,710
Pharmaceuticals–3.33%
AstraZeneca PLC, ADR (United Kingdom)	248,769	14,480,843
Catalent, Inc.(b)	90,277	9,382,489
Eli Lilly and Co.	85,018	20,862,567
		44,725,899
Property & Casualty Insurance–1.27%
Allstate Corp. (The)	141,214	17,040,293
Railroads–1.12%
Union Pacific Corp.	61,482	15,035,423
Regional Banks–3.22%
East West Bancorp, Inc.	157,114	13,565,223
First Citizens BancShares, Inc., Class A	14,079	10,968,667
Signature Bank	61,415	18,708,852
		43,242,742
Restaurants–1.17%
Starbucks Corp.	160,133	15,744,277
Semiconductor Equipment–1.68%
Applied Materials, Inc.	163,471	22,588,423
Semiconductors–5.58%
Advanced Micro Devices, Inc.(b)	170,616	19,492,878
NVIDIA Corp.	113,442	27,777,408
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	156,941	$27,583,950
		74,854,236
Soft Drinks–1.73%
Coca-Cola Co. (The)	380,852	23,235,781
Specialty Chemicals–1.22%
Diversey Holdings Ltd.(b)(c)	315,640	3,472,040
Eastman Chemical Co.	108,081	12,854,073
		16,326,113
Specialty Stores–0.78%
Tractor Supply Co.	48,110	10,502,894
Systems Software–9.08%
Microsoft Corp.	255,827	79,557,080
VMware, Inc., Class A	328,362	42,187,950
		121,745,030
Technology Hardware, Storage & Peripherals–5.09%
Apple, Inc.	390,339	68,223,450
Total Common Stocks & Other Equity Interests (Cost $862,226,859)		1,316,044,184
Money Market Funds–1.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	8,796,049	8,796,049
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	6,402,715	6,403,355
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	10,052,628	10,052,628
Total Money Market Funds (Cost $25,252,673)		25,252,032
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $887,479,532)		1,341,296,216
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.59%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,387,091	6,387,091
Invesco Private Prime Fund, 0.11%(d)(e)(f)	14,900,844	14,903,824
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,290,915)		21,290,915
TOTAL INVESTMENTS IN SECURITIES–101.58% (Cost $908,770,447)		1,362,587,131
OTHER ASSETS LESS LIABILITIES—(1.58)%		(21,151,868)
NET ASSETS–100.00%		$1,341,435,263
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,478,287	$19,824,791	$(14,507,029)	$-	$-	$8,796,049	$184
Invesco Liquid Assets Portfolio, Institutional Class	2,605,609	14,160,565	(10,362,163)	(641)	(15)	6,403,355	68
Invesco Treasury Portfolio, Institutional Class	3,975,185	22,656,904	(16,579,461)	-	-	10,052,628	86
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,226,180	49,774,398	(54,613,487)	-	-	6,387,091	354*
Invesco Private Prime Fund	26,195,898	87,741,450	(99,033,524)	-	-	14,903,824	4,532*
Total	$47,481,159	$194,158,108	$(195,095,664)	$(641)	$(15)	$46,542,947	$5,224

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,316,044,184	$—	$—	$1,316,044,184
Money Market Funds	25,252,032	21,290,915	—	46,542,947
Total Investments	$1,341,296,216	$21,290,915	$—	$1,362,587,131
Invesco Main Street All Cap Fund®